UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Rivulet Capital, LLC
Address:  598 Madison Avenue, 10th floor
          New York, New York 10022


13F File Number:  XXX-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Lebovits
Title:   Managing Member
Phone:   212-756-8700


Signature, Place and Date of Signing:

    /s/ Barry Lebovits           New York, New York         February 14, 2013
--------------------------     ----------------------     ---------------------
       [Signature]                 [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        17

Form 13F Information Table Value Total:  $105,389
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name
     ---     --------------------     ----------------------------------
      1.      XXX-XXXXX                Rivulet Capital Master Fund, Ltd.

                                                             FORM 13 F
                                                        RIVULET CAPITAL, LLC
                                                         December 31, 2012
COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6       COLUMN 7      COLUMN 8
                                                         VALUE     SHRS OR  SH/  PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT  PRN  CALL   DISCRETION      MANAGERS SOLE   SHARED  NONE
--------------------------   --------------  ---------  --------   -------  ---  ----   ----------      -------- -----  ------  ----
THE ADT CORPORATION          COM             00101J106    2,325     50,000   SH         SHARED-DEFINED  N/A       50,000
ANIXTER INTL INC             COM             035290105    6,078     95,000   SH         SHARED-DEFINED  N/A       95,000
COVANTA HLDG CORP            COM             22282E102    8,289    450,000   SH         SHARED-DEFINED  N/A      450,000
CROWN HOLDINGS INC           COM             228368106    6,442    175,000   SH         SHARED-DEFINED  N/A      175,000
E TRADE FINANCIAL CORP       COM NEW         269246401    6,713    750,000   SH         SHARED-DEFINED  N/A      750,000
HERTZ GLOBAL HOLDINGS INC    COM             42805T105    9,599    590,000   SH         SHARED-DEFINED  N/A      590,000
INTERNAP NETWORK SVCS CORP   COM PAR $.001   45885A300    2,557    369,200   SH         SHARED-DEFINED  N/A      369,200
INTERXION HOLDING N.V        SHS             N47279109    8,316    350,000   SH         SHARED-DEFINED  N/A      350,000
LAZARD LTD                   SHS A           G54050102    6,266    210,000   SH         SHARED-DEFINED  N/A      210,000
OWENS CORNING NEW            COM             690742101    6,103    165,000   SH         SHARED-DEFINED  N/A      165,000
QUIKSILVER INC               COM             74838C106    4,038    950,000   SH         SHARED-DEFINED  N/A      950,000
UNITED RENTALS INC           COM             911363109    5,516    121,182   SH         SHARED-DEFINED  N/A      121,182
U S SILICA HLDGS INC         COM             90346E953     502      30,000   SH   PUT   SHARED-DEFINED  N/A       30,000
VERINT SYS INC               COM             92343X100   14,440    491,820   SH         SHARED-DEFINED  N/A      491,820
VERISIGN INC                 COM             92343E102    7,861    202,500   SH         SHARED-DEFINED  N/A      202,500
WESTERN UN CO                COM             959802109    8,983    660,000   SH         SHARED-DEFINED  N/A      660,000
WESTERN UN CO                COM             959802909    1,361    100,000   SH  CALL   SHARED-DEFINED  N/A      100,000




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